OPERATING EXPENSES AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING EXPENSES AND COST OF SALES
Summary of operating income (expenses) and cost of sales classified by function and nature
	2022	2021	2020
Classified by function
Cost of sales	13,155,019	14,097,888	13,299,720
Selling, marketing and logistics expenses	15,554,569	16,912,862	15,632,782
Administrative, R&D, IT and project expenses	6,711,533	6,958,866	5,955,996
Total	35,421,121	37,969,616	34,888,498

Classified by nature
Cost of sales	13,155,019	14,097,888	13,299,720
Raw material/packaging material/resale(*)	11,956,059	12,851,587	11,964,959
Employee benefits expense (note 28)	575,158	568,936	638,525
Depreciation and amortization	175,156	254,476	215,355
Other(*)	448,646	422,889	480,881

Selling, marketing and logistics expenses	15,554,569	16,912,862	15,632,782
Logistics costs	2,300,256	2,654,546	2,479,156
Personnel expenses (note 28)	4,182,428	4,547,391	4,198,147
Marketing, sales force and other selling expenses	7,735,735	8,302,485	7,498,360
Depreciation and amortization	1,295,880	1,405,423	1,301,657
Impairment	40,270	3,017	155,462

Administrative, R&D, IT and project expenses	6,711,533	6,958,866	5,955,996
Innovation expenses	273,430	223,472	270,256
Personnel expenses (note 28)	2,902,540	2,886,281	2,498,024
Restructuring expenses	125,804	-	-
Other administrative expenses	2,288,941	2,717,489	1,985,872
Depreciation and amortization	1,120,818	1,131,624	1,201,844

Total	35,421,121	37,969,616	34,888,498

(*) From the balances originally presented on December 31, 2021, R$649,418 from the cost of goods sold group was reclassified between lines for better presentation. This reclassification does not affect the subtotal of costs originally presented.